Long-Term Debt - Summary of Changes in Longterm Debt (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	$ 1,215.5	$ 1,014.8
Issuance	457.3	146.6
Repayment	(19.0)	(16.8)
Effect of foreign currency exchange rate changes	8.8	69.4
Other	(17.2)	1.5
Carrying amount, ending balance	1,645.4	1,215.5
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	1,176.9	969.9
Issuance	440.0	143.0
Repayment	(14.1)	(5.9)
Effect of foreign currency exchange rate changes	9.9	69.8
Other	(6.0)	0.1
Carrying amount, ending balance	1,606.7	1,176.9
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	29.5	34.3
Issuance	17.3	3.6
Repayment	(4.9)	(8.5)
Effect of foreign currency exchange rate changes	(1.1)	(0.4)
Other	(2.1)	0.5
Carrying amount, ending balance	38.7	29.5
Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	9.1	10.6
Repayment		(2.4)
Other	$ (9.1)	0.9
Carrying amount, ending balance		$ 9.1